AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	AUSTRALIA — 5.4%
61,459	BHP Group Ltd.	$1,504,970
71,280	Reece Ltd.	987,697
86,442	Sonic Healthcare Ltd.	1,445,590
399,173	Steadfast Group Ltd.	1,433,458
416,196	TPG Telecom Ltd.	1,157,018
		6,528,733
	BELGIUM — 0.7%
5,170	D'ieteren Group	860,313
	CANADA — 4.8%
30,300	Enbridge, Inc.	1,285,359
4,120	FirstService Corp.	745,937
32,700	Open Text Corp.	924,931
19,666	Sun Life Financial, Inc.	1,167,079
18,250	Suncor Energy, Inc.[1]	651,097
28,652	Suncor Energy, Inc.	1,022,303
		5,796,706
	FINLAND — 1.2%
39,392	Huhtamaki Oyj	1,394,217
	FRANCE — 2.6%
8,178	Capgemini S.E.	1,339,264
2,651	LVMH Moet Hennessy Louis Vuitton S.E.	1,744,518
		3,083,782
	GERMANY — 5.3%
26,873	Bayerische Motoren Werke A.G.	2,197,776
21,112	Covestro A.G.*	1,227,740
11,466	Heidelberg Materials A.G.	1,416,454
6,231	SAP S.E.	1,524,655
		6,366,625
	IRELAND — 1.2%
4,200	Accenture PLC - Class A	1,477,518
	ISRAEL — 1.2%
22,506	Hilan Ltd.	1,336,036
25,197	Naphtha Israel Petroleum Corp. Ltd.	157,600
		1,493,636
	ITALY — 1.3%
29,954	Recordati Industria Chimica e Farmaceutica S.p.A.	1,569,479

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 34.2%
55,300	AGC, Inc.	$1,627,402
30,700	Amano Corp.	837,237
137,500	Asahi Group Holdings Ltd.	1,449,717
51,900	Bandai Namco Holdings, Inc.	1,247,965
25,400	Bridgestone Corp.	863,044
78,800	Dai Nippon Printing Co., Ltd.	1,112,857
26,500	Daiichi Sankyo Co., Ltd.	733,825
41,700	Dentsu Group, Inc.	1,011,456
21,200	Dentsu Soken, Inc.	789,132
56,800	Ebara Corp.	889,262
66,900	Electric Power Development Co., Ltd.	1,094,851
54,500	FANUC Corp.	1,447,808
59,400	FUJIFILM Holdings Corp.	1,250,666
20,400	Horiba Ltd.	1,187,966
63,900	Japan Tobacco, Inc.	1,658,895
59,400	Komatsu Ltd.	1,644,121
184,700	Kyocera Corp.	1,851,583
359,100	Mebuki Financial Group, Inc.	1,467,612
83,400	Mitsubishi Electric Corp.	1,425,909
34,400	Nomura Research Institute Ltd.	1,019,786
7,400	Oracle Corp. Japan	713,585
17,900	Otsuka Holdings Co., Ltd.	979,511
110,100	Sekisui Chemical Co., Ltd.	1,902,020
702,700	Seven Bank Ltd.	1,393,685
43,200	Shimadzu Corp.	1,226,236
78,100	Skylark Holdings Co., Ltd.	1,217,517
151,400	Sohgo Security Services Co., Ltd.	1,041,863
81,500	Subaru Corp.	1,462,914
518,300	Sumitomo Chemical Co., Ltd.	1,150,972
34,400	TIS, Inc.	817,974
22,400	Toho Co., Ltd./Tokyo	877,129
47,900	Tokyo Ohka Kogyo Co., Ltd.	1,076,805
16,700	Trend Micro, Inc./Japan*	910,339
23,600	Ulvac, Inc.	925,920
16,000	Yaoko Co., Ltd.	962,790
		41,270,354
	NETHERLANDS — 0.9%
4,940	NXP Semiconductors N.V.	1,026,779
	NEW ZEALAND — 1.6%
197,626	Contact Energy Ltd.	1,051,839
525,784	Fletcher Building Ltd.*	839,526
		1,891,365

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 1.4%
193,757	Orkla A.S.A.	$1,677,856
	SINGAPORE — 1.0%
435,700	SATS Ltd.	1,162,548
	SWEDEN — 5.2%
30,530	AddTech A.B.	832,241
41,742	Boliden A.B.	1,173,011
152,420	Elekta A.B. - B Shares	843,540
112,891	Hexpol A.B.	1,050,315
43,909	Lagercrantz Group A.B. - B Shares	824,989
29,473	Lifco A.B. - B Shares	855,175
24,041	Swedish Orphan Biovitrum A.B.*	690,600
		6,269,871
	SWITZERLAND — 5.9%
32,981	Coca-Cola HBC A.G.	1,128,464
2,378	Geberit A.G.	1,350,310
230	Givaudan S.A.	1,006,543
5,308	Schindler Holding A.G.	1,466,619
5,428	Sika A.G.	1,292,538
2,595	Sonova Holding A.G.	848,440
		7,092,914
	UNITED KINGDOM — 6.3%
7,671	AstraZeneca PLC	1,005,678
68,573	IMI PLC	1,563,890
127,438	Informa PLC	1,274,273
93,020	Mondi PLC	1,388,659
78,055	Sage Group PLC	1,244,435
91,684	Smith & Nephew PLC	1,138,375
		7,615,310
	UNITED STATES — 19.6%
8,178	Agilent Technologies, Inc.	1,098,633
17,900	Amphenol Corp. - Class A	1,243,155
7,700	Applied Materials, Inc.	1,252,251
12,487	Boston Scientific Corp.*	1,115,339
17,100	Cognizant Technology Solutions Corp. - Class A	1,314,990
2,500	Corpay, Inc.*	846,050
10,100	Dover Corp.	1,894,760
4,100	Equifax, Inc.	1,044,885
5,800	Expedia Group, Inc.*	1,080,714
8,700	GE HealthCare Technologies, Inc.	680,166
5,057	Hubbell, Inc.	2,118,327

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,600	Labcorp Holdings, Inc.	$1,054,872
9,100	Micron Technology, Inc.	765,856
160	NVR, Inc.*	1,308,624
15,000	ON Semiconductor Corp.*	945,750
9,115	PulteGroup, Inc.	992,623
10,500	Raymond James Financial, Inc.	1,630,965
3,267	Stryker Corp.	1,176,283
3,974	Thermo Fisher Scientific, Inc.	2,067,394
		23,631,637
	TOTAL COMMON STOCKS
	(Cost $122,170,878)	120,209,643
	TOTAL INVESTMENTS — 99.8%
	(Cost $122,170,878)	120,209,643
	Other Assets in Excess of Liabilities — 0.2%	298,903
	TOTAL NET ASSETS — 100.0%	$120,508,546

PLC – Public Limited Company

*Non-income producing security.
[1]Denoted investment is a Canadian security traded on the U.S. Stock Exchange.